Core Deposits and Other Intangibles	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Core Deposits and Other Intangibles

11. Core Deposits and Other Intangibles

A summary of intangible assets subject to amortization is as follows (in thousands):

	Core Deposit Intangible	Brand Intangible	Customer Relationships Intangible	Total
As of December 31,2014
Gross carrying amount	$92,679	$8,464	$16,089	$117,232
Accumulated amortization	(89,121)	(3,713)	(12,482)	(105,316)

	$3,558	$4,751	$3,607	$11,916

As of September 30, 2014
Gross carrying amount	$92,679	$8,464	$16,089	$117,232
Accumulated amortization	(87,423)	(3,572)	(12,008)	(103,003)

	$5,256	$4,892	$4,081	$14,229

Amortization expense of intangible assets was $2.3 million and $4.7 million for the three months ended December 31, 2014 and 2013, respectively.

The estimated amortization expense of intangible assets assumes no activities, such as acquisitions, which would result in additional amortizable intangible assets. Estimated amortization expense of intangible assets in subsequent fiscal years is as follows (in thousands):

Remaining in 2015	$4,797
2016	2,822
2017	1,097
2018	564
2019	564
2020 and thereafter	2,072

$11,916

12. Core Deposits and Other Intangibles

A summary of intangible assets subject to amortization is as follows (in thousands):

	Core Deposit Intangible	Brand Intangible	Customer Relationships Intangible	Other	Total
As of September 30, 2014
Gross carrying amount	$92,679	$8,464	$16,089	$—	$117,232
Accumulated amortization	(87,423)	(3,572)	(12,008)	—	(103,003)

	$5,256	$4,892	$4,081	$—	$14,229

As of September 30, 2013
Gross carrying amount	$92,679	$8,464	$16,089	$—	$117,232
Accumulated amortization	(73,668)	(3,008)	(10,112)	—	(86,788)

	$19,011	$5,456	$5,977	$—	$30,444

Amortization expense of intangible assets was $16.22 million, $19.29 million and $19.65 million for the years ended September 30, 2014, 2013 and 2012, respectively.

The estimated amortization expense of intangible assets assumes no activities, such as acquisitions, which would result in additional amortizable intangible assets. Estimated amortization expense of intangible assets in subsequent fiscal years is as follows (in thousands):

2015	$7,110
2016	2,822
2017	1,097
2018	564
2019	564
2020 and thereafter	2,072

$14,229